Leases - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflows due to lease payments	₩ 474,410	₩ 449,196	₩ 484,879
Interest income on lease receivables	800	910	2,053
Operating lease income	235,988	246,279	230,140
Variable lease payment received	₩ 2,694	₩ 8,622	₩ 17,686